1933 Act File No. 333-216255
1940 Act File No. 811-23234

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 10, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 1	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 3	[X]

(Check appropriate box or boxes)

BMT Investment Funds
(Exact Name Of Registrant As Specified In Charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address Of Principal Executive Offices, Including Zip Code)

Registrant's Telephone Number, Including Area Code: (610) 581-4748

Send Copies of Communications to:
Lori Buchanan Goldman	Fabio Battaglia, III
BMT Investment Funds	Stradley Ronon Stevens & Young, LLP
10 South Bryn Mawr Avenue Bryn Mawr, PA 19010	2005 Market Street, Ste. 2600 Philadelphia, PA 19103
(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	On [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Lower Merion and the Commonwealth of Pennsylvania, on the 9th day of August, 2017.

BMT INVESTMENT FUNDS

By:	/s/ Francis J. Leto*
Francis J. Leto*
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/George M. Chamberlain, Jr*	Trustee	August 9, 2017
George M. Chamberlain, Jr*

/s/H. Richard Haverstick, Jr.*	Trustee	August 9, 2017
H. Richard Haverstick, Jr.*

/s/Francis J. Leto*	Chairman, Trustee, President and Principal	August 9, 2017
Francis J. Leto*	Executive Officer

/s/Barbara A. Nugent*	Trustee	August 9, 2017
Barbara A. Nugent*

/s/Michael W. Harrington*	Treasurer and Principal Financial	August 9, 2017
Michael W. Harrington*	Officer

*By:	/s/ Stephen M. Wellman
Stephen M. Wellman, Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase